Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 21,778	$ 21,986	$ 18,731
Discontinued operations, net of tax		(1,163)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,234	2,134	1,966
Deferred tax expense	476	1,526	1,701
Share based compensation expense	4,235	2,892	1,681
Change in provision for doubtful debts	(87)	(29)
Loss on disposal of fixed assets		64	324
Changes in operating assets and liabilities:
Trade accounts receivable, gross	(9,696)	156	(8,456)
Inventories	(19,330)	4,798	(10,824)
Due from related parties	72	58	548
Other assets	(501)	(236)	(24)
Trade accounts payable	15,661	(4,100)	4,778
Other current liabilities	10,686	(3,577)	6,306
Liability for employee severance benefits, net	224	117	60
Net cash provided by operating activities from continuing operations	25,752	24,626	16,791
Net cash provided by operating activities	25,752	24,626	16,791
Cash flows from investing activities:
Investment in short-term deposits	(20,500)	(51,500)
Purchase of fixed assets	(2,410)	(1,256)	(2,243)
Purchase of intangible assets	(216)	(106)	(92)
Proceeds from disposal of fixed assets			76
Net cash used in investing activities from continuing operations	(23,126)	(52,862)	(2,259)
Net cash provided by investing activities from discontinued operations		1,257
Net cash used in investing activities	(23,126)	(51,605)	(2,259)
Cash flows from financing activities:
Share issuance, net	64,288	16,026
Proceeds from exercise of share options	629	542	1,757
Dividend payment		(6,551)	(5,063)
Net cash provided by (used in) financing activities	64,917	10,017	(3,306)
Effect of exchange rate changes on cash	225	74	(35)
Net (decrease) increase in cash and cash equivalents	67,768	(16,888)	11,191
Cash and cash equivalents at beginning of the year	38,047	54,935	43,744
Cash and cash equivalents at end of the year	105,815	38,047	54,935
A. Cash paid during the year for:
Income taxes	546	666	534
Lease payments	1,025	1,077
B. Non-cash transactions:
Fixed assets purchased with supplier credit	$ 159	$ 154	$ 261